UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2009

Item 1. Schedule of Investments.
CVS AMERITAS CORE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 87.5%	SHARES	VALUE
Aerospace & Defense - 2.1%
Boeing Co.	46,500	$2,517,975

Biotechnology - 3.3%
Gilead Sciences, Inc.*	84,100	3,917,378

Capital Markets - 1.1%
Goldman Sachs Group, Inc.	6,995	1,289,528

Commercial Banks - 6.7%
Fifth Third Bancorp	126,561	1,282,063
KeyCorp	170,200	1,106,300
Mitsubishi UFJ Financial Group, Inc. (ADR)	438,300	2,340,522
US Bancorp	143,800	3,143,468
		7,872,353

Communications Equipment - 2.1%
Research In Motion Ltd.*	37,200	2,512,860

Computers & Peripherals - 5.2%
Apple, Inc.*	6,840	1,267,931
Dell, Inc.*	243,000	3,708,180
NCR Corp.*	82,000	1,133,240
		6,109,351

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	83,300	2,249,933

Electric Utilities - 3.3%
Entergy Corp.	48,130	3,843,662

Electronic Equipment & Instruments - 1.4%
Corning, Inc.	106,873	1,636,226

Energy Equipment & Services - 1.7%
Transocean Ltd.*	23,275	1,990,711

Food & Staples Retailing - 0.4%
Rite Aid Corp.*	292,500	479,700

Health Care Equipment & Supplies - 2.0%
Varian Medical Systems, Inc.*	54,815	2,309,356

Health Care Providers & Services - 1.1%
Community Health Systems, Inc.*	42,440	1,355,109

Health Care Technology - 0.6%
Eclipsys Corp.*	35,713	689,261

Hotels, Restaurants & Leisure - 1.1%
Life Time Fitness, Inc.*	44,600	1,251,030

Insurance - 9.1%
ACE Ltd.*	58,100	3,106,026
Hartford Financial Services Group, Inc.	124,155	3,290,107
Swiss Reinsurance (ADR)	32,450	1,460,250
Transatlantic Holdings, Inc.	57,000	2,859,690
		10,716,073

Internet & Catalog Retail - 2.2%
priceline.com, Inc.*	15,938	2,642,839

IT Services - 7.1%
Amdocs Ltd.*	95,000	2,553,600
Fiserv, Inc.*	59,400	2,863,080
Paychex, Inc.	58,500	1,699,425
Visa, Inc.	18,959	1,310,256
		8,426,361

Life Sciences - Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.*	74,200	3,240,314

Media - 7.9%
Comcast Corp., Special Class A	177,050	2,846,964
DIRECTV Group, Inc.*	129,600	3,574,368
DISH Network Corp.*	151,900	2,925,594
		9,346,926

Metals & Mining - 2.0%
United States Steel Corp.	53,200	2,360,484

Oil, Gas & Consumable Fuels - 6.7%
ConocoPhillips	76,600	3,459,256
Gazprom OAO (ADR)	26,900	635,916
Marathon Oil Corp.	117,600	3,751,440
		7,846,612

Pharmaceuticals - 2.6%
Eli Lilly & Co.	93,975	3,103,994

Semiconductors & Semiconductor Equipment - 1.1%
ON Semiconductor Corp.*	156,750	1,293,188

Software - 5.5%
ANSYS, Inc.*	47,800	1,791,066
Microsoft Corp.	180,500	4,673,145
		6,464,211

Wireless Telecommunication Services - 6.6%
China Mobile Ltd. (ADR)	69,740	3,424,931
Crown Castle International Corp.*	99,667	3,125,557
Leap Wireless International, Inc.*	61,700	1,206,235
		7,756,723

Total Equity Securities (Cost $102,516,257)		103,222,158

CORPORATE BONDS - 8.0%	PRINCIPAL AMOUNT
Fifth Third Capital Trust IV, 6.50% to 4/15/17, floating rate thereafter to 4/15/67 (r)	$880,000	605,000
General Electric Capital Corp., 6.375% to 11/15/17, floating rate thereafter to 11/15/67 (r)	738,000	610,695
Glen Meadow Pass-Through Trust, 6.505% to 2/15/17, floating rate thereafter to 2/12/67 (e)(r)	1,210,000	822,800
Goldman Sachs Capital II, 5.793% to 6/1/12, floating rate thereafter to 12/29/49 (r)	1,403,000	1,010,113
Goldman Sachs Capital III, 1.131%, 9/29/49 (r)	484,000	302,741
Hartford Financial Services Group, Inc., 8.125% to 6/15/18, floating rate thereafter to 6/15/38 (r)	2,204,000	1,914,314
Hertz Global Holdings, Inc., 5.25%, 6/1/14	1,016,000	1,524,122
JPMorgan Chase Capital XXI, 1.433%, 2/2/37 (r)	632,000	417,313
JPMorgan Chase Capital XXIII, 1.44%, 5/15/47 (r)	2,418,000	1,598,467
Level 3 Communications, Inc., 2.875%, 7/15/10	65,000	62,909
ON Semiconductor Corp., 2.625%, 12/15/26	488,000	526,650

Total Corporate Bonds (Cost $5,650,770)		9,395,124

TOTAL INVESTMENTS (Cost $108,167,027) - 95.5%		112,617,282
Other assets and liabilities, net - 4.5%		5,289,721
NET ASSETS - 100%		$117,907,003

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 99.5%	SHARES	VALUE
Biotechnology - 4.1%
BioMarin Pharmaceutical, Inc.*	26,845	$485,358
Cubist Pharmaceuticals, Inc.*	9,095	183,719
Onyx Pharmaceuticals, Inc.*	10,335	309,740
Regeneron Pharmaceuticals, Inc.*	10,478	202,225
Seattle Genetics, Inc.*	15,318	214,911
		1,395,953

Capital Markets - 1.6%
Broadpoint Gleacher Securities Group, Inc.*	24,455	203,955
Duff & Phelps Corp.	16,684	319,665
		523,620

Chemicals - 4.8%
Huntsman Corp.	101,105	921,067
Terra Industries, Inc.	20,760	719,749
		1,640,816

Commercial Banks - 1.2%
First Commonwealth Financial Corp.	32,510	184,657
UMB Financial Corp.	5,815	235,158
		419,815

Commercial Services & Supplies - 5.2%
GEO Group, Inc.*	32,385	653,205
Ritchie Bros. Auctioneers, Inc.	26,921	660,641
Waste Connections, Inc.*	16,060	463,492
		1,777,338

Communications Equipment - 1.7%
EMS Technologies, Inc.*	28,405	591,392

Computers & Peripherals - 3.0%
Compellent Technologies, Inc.*	35,235	635,992
Netezza Corp.*	34,559	388,443
		1,024,435

Construction & Engineering - 2.0%
MasTec, Inc.*	13,226	160,696
Northwest Pipe Co.*	15,688	526,019
		686,715

Consumer Finance - 2.8%
Cash America International, Inc.	31,640	954,262

Diversified Consumer Services - 2.9%
Coinstar, Inc.*	19,734	650,828
Sotheby's	19,540	336,674
		987,502

Electrical Equipment - 3.2%
A123 Systems, Inc.*	13,735	292,830
GrafTech International Ltd.*	30,965	455,186
Regal-Beloit Corp.	7,083	323,764
		1,071,780

Electronic Equipment & Instruments - 3.6%
Coherent, Inc.*	23,990	559,447
DTS, Inc.*	23,790	651,370
		1,210,817

Energy Equipment & Services - 3.6%
Lufkin Industries, Inc.	14,897	792,222
OYO Geospace Corp.*	16,249	419,712
		1,211,934

Health Care Equipment & Supplies - 6.5%
American Medical Systems Holdings, Inc.*	48,205	815,628
Cutera, Inc.*	31,140	269,361
Thoratec Corp.*	36,577	1,107,186
		2,192,175

Health Care Providers & Services - 6.0%
Amedisys, Inc.*	10,485	457,461
Centene Corp.*	19,320	365,921
Genoptix, Inc.*	13,840	481,355
Lincare Holdings, Inc.*	12,107	378,344
Psychiatric Solutions, Inc.*	12,594	337,015
		2,020,096

Health Care Technology - 5.5%
Eclipsys Corp.*	35,220	679,746
MedAssets, Inc.*	18,260	412,128
Quality Systems, Inc.	9,471	583,129
Vital Images, Inc.*	14,465	181,102
		1,856,105

Hotels, Restaurants & Leisure - 6.4%
Bally Technologies, Inc.*	18,859	723,620
BJ's Restaurants, Inc.*	33,020	494,970
Choice Hotels International, Inc.	5,228	162,382
Shuffle Master, Inc.*	67,320	634,154
Steak N Shake Co.*	13,988	164,639
		2,179,765

Household Durables - 2.0%
Universal Electronics, Inc.*	33,707	688,297

Internet & Catalog Retail - 1.0%
NetFlix, Inc.*	7,200	332,424

Internet Software & Services - 1.0%
Omniture, Inc.*	16,195	347,221

Life Sciences - Tools & Services - 2.3%
Bio-Rad Laboratories, Inc.*	3,455	317,445
ICON plc (ADR)*	18,926	463,498
		780,943

Marine - 0.8%
Genco Shipping & Trading Ltd.	13,135	272,945

Oil, Gas & Consumable Fuels - 1.1%
Whiting Petroleum Corp.*	6,445	371,103

Personal Products - 1.1%
Herbalife Ltd.	11,245	368,161

Pharmaceuticals - 0.5%
VIVUS, Inc.*	15,630	163,334

Professional Services - 1.0%
Monster Worldwide, Inc.*	19,230	336,140

Real Estate Investment Trusts - 0.8%
Redwood Trust, Inc.	18,063	279,977

Road & Rail - 1.8%
Landstar System, Inc.	15,675	596,591

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Energy Industries, Inc.*	9,480	134,995
Formfactor, Inc.*	15,611	373,415
ON Semiconductor Corp.*	74,197	612,126
Teradyne, Inc.*	84,675	783,244
Varian Semiconductor Equipment Associates, Inc.*	25,830	848,257
		2,752,037

Software - 9.3%
ANSYS, Inc.*	17,815	667,528
Informatica Corp.*	20,040	452,503
Novell, Inc.*	57,208	258,008
Radiant Systems, Inc.*	14,191	152,411
Rovi Corp.*	28,255	949,368
TIBCO Software, Inc.*	71,552	679,029
		3,158,847

Specialty Retail - 2.3%
Genesco, Inc.*	32,877	791,349

Textiles, Apparel & Luxury Goods - 2.3%
True Religion Apparel, Inc.*	30,611	793,743

Total Equity Securities (Cost $28,724,315)		33,777,632

TOTAL INVESTMENTS (Cost $28,724,315) - 99.5%		33,777,632
Other assets and liabilities, net - 0.5%		178,665
NET ASSETS - 100%		$33,956,297

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MID CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.2%	SHARES	VALUE
Aerospace & Defense - 1.8%
BE Aerospace, Inc.*	20,450	$411,863
Goodrich Corp.	5,250	285,285
		697,148

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	5,250	184,537

Beverages - 1.5%
Constellation Brands, Inc.*	24,900	377,235
Hansen Natural Corp.*	5,648	207,508
		584,743

Biotechnology - 3.0%
Cephalon, Inc.*	4,100	238,784
Human Genome Sciences, Inc.*	20,400	383,928
Metabolix, Inc.*	29,481	303,065
Vertex Pharmaceuticals, Inc.*	5,300	200,870
		1,126,647

Capital Markets - 4.7%
Affiliated Managers Group, Inc.*	8,150	529,831
Cohen & Steers, Inc.	10,950	262,800
Invesco Ltd.	19,550	444,958
Lazard Ltd.	12,800	528,768
		1,766,357

Chemicals - 1.7%
Huntsman Corp.	30,800	280,588
Mosaic Co.	7,150	343,700
		624,288

Commercial Services & Supplies - 1.0%
GEO Group, Inc.*	18,800	379,196

Communications Equipment - 3.8%
Brocade Communications Systems, Inc.*	72,800	572,208
Research In Motion Ltd.*	5,800	391,790
Riverbed Technology, Inc.*	4,700	103,212
Starent Networks Corp.*	15,100	383,842
		1,451,052

Computers & Peripherals - 4.6%
Apple, Inc.*	3,650	676,601
NetApp, Inc.*	26,200	699,016
Seagate Technology LLC	24,850	377,968
		1,753,585

Diversified Consumer Services - 1.5%
ITT Educational Services, Inc.*	5,000	552,050

Diversified Financial Services - 1.3%
IntercontinentalExchange, Inc.*	3,850	374,181
NYSE Euronext	4,550	131,450
		505,631

Electrical Equipment - 3.8%
AMETEK, Inc.	13,550	473,030
First Solar, Inc.*	3,850	588,511
General Cable Technologies Corp.*	9,650	377,798
		1,439,339

Electronic Equipment & Instruments - 0.7%
Mellanox Technologies Ltd.*	16,750	274,533

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	9,950	424,467
Smith International, Inc.	10,150	291,305
		715,772

Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.*	13,400	408,566

Health Care Equipment & Supplies - 2.6%
Gen-Probe, Inc.*	3,800	157,472
Insulet Corp.*	33,100	371,713
Intuitive Surgical, Inc.*	750	196,688
NuVasive, Inc.*	6,250	261,000
		986,873

Health Care Providers & Services - 6.4%
Express Scripts, Inc.*	7,400	574,092
Health Net, Inc.*	11,450	176,330
Laboratory Corp. of America Holdings*	3,900	256,230
Select Medical Holdings Corp.*	65,100	655,557
Universal Health Services, Inc., Class B	7,650	473,764
VCA Antech, Inc.*	10,900	293,101
		2,429,074

Hotels, Restaurants & Leisure - 3.7%
Cheesecake Factory, Inc.*	13,950	258,354
International Game Technology	12,600	270,648
Las Vegas Sands Corp.*	10,300	173,452
McCormick & Schmick's Seafood Restaurants, Inc.*	23,300	173,352
PF Chang's China Bistro, Inc.*	5,300	180,041
Starbucks Corp.*	16,700	344,855
		1,400,702

Household Durables - 1.3%
Harman International Industries, Inc.	7,050	238,854
KB Home	14,600	242,506
		481,360

Insurance - 2.4%
Genworth Financial, Inc.	36,300	433,785
Prudential Financial, Inc.	9,850	491,613
		925,398

Internet & Catalog Retail - 3.0%
Expedia, Inc.*	21,400	512,530
NetFlix, Inc.*	8,100	373,977
Shutterfly, Inc.*	14,938	248,419
		1,134,926

Internet Software & Services - 3.0%
eBay, Inc.*	31,800	750,798
GSI Commerce, Inc.*	10,000	193,100
OpenTable, Inc.*	6,500	179,140
		1,123,038

IT Services - 1.8%
Cognizant Technology Solutions Corp.*	17,550	678,483

Life Sciences - Tools & Services - 2.5%
Charles River Laboratories International, Inc.*	15,500	573,190
ICON plc (ADR)*	15,100	369,799
		942,989

Machinery - 1.7%
SPX Corp.	10,700	655,589

Media - 0.4%
Sirius XM Radio, Inc.*	224,203	142,369

Metals & Mining - 2.6%
Cliffs Natural Resources, Inc.	8,600	278,296
Thompson Creek Metals Co., Inc.*	12,350	149,065
Yamana Gold, Inc.	53,200	569,772
		997,133

Multiline Retail - 0.2%
Dollar Tree, Inc.*	1,900	92,492

Oil, Gas & Consumable Fuels - 4.7%
Concho Resources, Inc.*	7,400	268,768
Nexen, Inc.	22,400	505,568
Patriot Coal Corp.*	29,600	348,096
Plains Exploration & Production Co.*	11,700	323,622
Quicksilver Resources, Inc.*	24,800	351,912
		1,797,966

Pharmaceuticals - 5.3%
Auxilium Pharmaceuticals, Inc.*	15,350	525,123
Medicis Pharmaceutical Corp.	23,750	507,062
Mylan, Inc.*	20,400	326,604
Optimer Pharmaceuticals, Inc.*	30,100	407,253
Shire plc (ADR)	4,950	258,836
		2,024,878

Professional Services - 1.0%
FTI Consulting, Inc.*	8,500	362,185

Real Estate Investment Trusts - 0.8%
Host Hotels & Resorts, Inc.	26,250	308,963

Semiconductors & Semiconductor Equipment - 9.5%
Altera Corp.	13,200	270,732
Atheros Communications, Inc.*	14,230	377,522
Avago Technologies Ltd.*	17,350	296,164
Broadcom Corp.*	18,950	581,575
Marvell Technology Group Ltd.*	36,850	596,601
Monolithic Power Systems, Inc.*	9,050	212,223
NVIDIA Corp.*	18,350	275,801
ON Semiconductor Corp.*	34,200	282,150
Skyworks Solutions, Inc.*	51,850	686,494
		3,579,262

Software - 7.6%
Activision Blizzard, Inc.*	39,050	483,830
Informatica Corp.*	16,900	381,602
Nintendo Co. Ltd. (ADR)	20,230	638,661
Pegasystems, Inc.	11,300	390,189
Red Hat, Inc.*	14,950	413,218
SolarWinds, Inc.*	20,550	452,716
TIBCO Software, Inc.*	10,600	100,594
		2,860,810

Specialty Retail - 2.7%
Chico's FAS, Inc.*	18,050	234,650
GameStop Corp.*	19,546	517,383
J Crew Group, Inc.*	7,600	272,232
		1,024,265

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	4,050	133,326
Iconix Brand Group, Inc.*	24,400	304,268
		437,594

Thrifts & Mortgage Finance - 0.9%
People's United Financial, Inc.	22,150	344,654

Total Equity Securities (Cost $30,490,159)		37,194,447

CORPORATE BONDS - 1.0%	PRINCIPAL AMOUNT
SBA Communications Corp., 4.00%, 10/1/14 (e)	$343,000	382,754

Total Corporate Bonds (Cost $350,036)		382,754

TIME DEPOSIT - 0.9%
State Street Corp. Time Deposit, 0.01%, 10/1/09	342,864	342,864

Total Time Deposit (Cost $342,864)		342,864

TOTAL INVESTMENTS (Cost $31,183,059) - 100.1%		37,920,065
Other assets and liabilities, net - (0.1%)		(42,961)
NET ASSETS - 100%		$37,877,104

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

MUNICIPAL COMMERCIAL PAPER - 1.9%	PRINCIPAL AMOUNT	VALUE
Metropolitan Washington DC Airport Authority System Revenue Commercial Paper Notes, 1.25%, 10/7/09	$2,000,000	$2,000,000

Total Municipal Commercial Paper (Cost $2,000,000)		2,000,000

VARIABLE RATE DEMAND NOTES* - 58.6%
Allegheny County Pennsylvania Hospital Development Authority Revenue, 0.40%, 7/15/28, LOC: Fannie Mae (r)	1,100,000	1,100,000
CIDC-Hudson House LLC New York Revenue, 2.65%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	115,000	115,000
District of Columbia Revenue, 0.40%, 4/1/38, LOC: PNC Bank (r)	1,290,000	1,290,000
Erie County New York Industrial Development Agency Revenue, 1.00%, 4/1/32, LOC: HSBC USA (r)	1,635,000	1,635,000
Florida State Housing Finance Corp. MFH Revenue, 0.40%, 10/15/32, LOC: Fannie Mae (r)	200,000	200,000
Four Fishers LLC, 0.75%, 4/1/24, LOC: Bank of America (r)	2,500,000	2,500,000
Gillette Wyoming Pollution Control Revenue, 0.28%, 1/1/18, LOC: Barclays Bank (r)	1,700,000	1,700,000
Hillcrest Baptist Church, 0.45%, 12/1/20, LOC: Wachovia Bank (r)	3,035,000	3,035,000
Hills City Iowa Health Facilities Revenue, 0.55%, 8/1/35, LOC: Allied Irish Bank (r)	995,000	995,000
Holland Board of Public Works Home Building Co., 0.55%, 11/1/22, LOC: Wells Fargo Bank (r)	1,045,000	1,045,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.75%, 8/1/24, LOC: Comerica Bank (r)	1,345,000	1,345,000
Illinois State Development Finance Authority Revenue, 0.40%, 7/1/10, LOC: Bank of America (r)	200,000	200,000
Illinois State Finance Authority Revenue, 0.30%, 2/15/33, LOC: Northern Trust Co. (r)	4,000,000	4,000,000
Iowa State Finance Authority IDA Revenue, 1.00%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Iowa State Higher Education Loan Authority Revenue, 0.55%, 10/1/24, LOC: Allied Irish Bank (r)	960,000	960,000
Lakeland Florida Energy System Revenue, 0.41%, 10/1/37, LOC: SunTrust Bank (r)	3,685,000	3,685,000
Martin Luther Foundation, Inc., 1.40%, 9/1/11, LOC: KBC Bank (r)	975,000	975,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.50%, 7/1/31, LOC: RBS Citizens (r)	920,000	920,000
Massachusetts State Development Finance Agency Revenue:
0.35%, 9/1/16, LOC: TD Banknorth (r)	820,000	820,000
0.35%, 11/1/42, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	3,000,000	3,000,000
Michigan State Strategic Fund LO Revenue, 0.52%, 3/1/39, LOC: Deutsche Bank (r)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue, 0.35%, 12/1/35, LOC: Commerce Bank (r)	500,000	500,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.32%, 6/1/34, LOC: U.S. Bank (r)	1,999,000	1,999,000
Ness Family Partners LP, 0.63%, 9/1/34, LOC: Bank of the West (r)	1,315,000	1,315,000
Nevada State Housing Division Revenue, 0.48%, 4/15/39, LOC: Fannie Mae (r)	800,000	800,000
New Britain Connecticut GO Revenue, 2.25%, 2/1/26, LOC: Bank of America (r)	515,000	515,000
New York City New York Housing Development Corp. MFH Revenue, 0.32%, 6/15/34, LOC: Fannie Mae (r)	100,000	100,000
New York State Housing Finance Agency Revenue, 0.35%, 5/1/42, LOC: Wachovia Bank (r)	1,000,000	1,000,000
New York State MMC Corp. Revenue, 2.65%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,955,000	1,955,000
Osprey Management Co. LLC, 0.35%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Palm Beach County Florida Health Facilities Authority Revenue, 0.41%, 12/1/31, LOC: SunTrust Bank (r)	500,000	500,000
Palm Beach County Florida Revenue, 1.13%, 1/1/34, LOC: TD Banknorth (r)	920,000	920,000
Park Street Properties I LLC, 0.47%, 11/1/34, LOC: U.S. Bank (r)	1,860,000	1,860,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	120,000	120,000
Rathbone LLC, 0.75%, 1/1/38, LOC: Comerica Bank (r)	910,000	910,000
Rex Lumber LLC, 0.50%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,180,000	1,180,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.60%, 12/1/31, LOC: RBS Citizens (r)	675,000	675,000
Rhode Island Student Loan Authority Revenue, 0.30%, 6/1/48, LOC: State Street Bank (r)	1,500,000	1,500,000
Rural Electric Coop Grantor Trust Certificates, 1.50%, 12/18/17, BPA: JPMorgan Chase Bank (r)	3,300,000	3,300,000
Shawnee Kansas Private Activity Revenue, 4.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	660,000	660,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue, 0.54%, 2/1/26, LOC: Allied Irish Bank (r)	2,555,000	2,555,000
St. Paul Minnesota Port Authority Revenue, 0.45%, 6/1/11, LOC: U.S. Bank (r)	160,000	160,000
Tyler Enterprises LLC, 0.50%, 10/3/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	390,000	390,000
Warrior Roofing Manufacturing of Georgia LLC, 0.56%, 12/15/34, LOC: Bank of Tuscaloosa, C/LOC: FHLB (r)	2,715,000	2,715,000
Wilkes-Barre Pennsylvania GO, 0.45%, 11/1/25, LOC: PNC Bank (r)	2,650,000	2,650,000
Zehnder's of Frankenmuth, Inc., 0.47%, 11/1/44, LOC: Citizens Bank, C/LOC: FHLB (r)	945,000	945,000

Total Variable Rate Demand Notes (Cost $63,074,000)		63,074,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 37.6%
Fannie Mae:
0.404%, 2/12/10 (r)	1,000,000	1,000,737
0.40%, 7/13/10 (r)	3,000,000	2,999,598
Fannie Mae Discount Notes:
12/10/09	1,000,000	998,542
3/1/10	1,000,000	996,403
Fannie Mae Interest Strip, 1/15/10	1,000,000	996,939
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.646%, 11/24/10 (r)	3,000,000	3,001,500
Federal Home Loan Bank:
0.538%, 10/5/09 (r)	500,000	499,996
0.435%, 10/13/09 (r)	1,000,000	1,000,014
5.00%, 12/11/09	1,000,000	1,007,660
1.00%, 2/5/10	1,000,000	1,000,000
1.00%, 2/18/10	500,000	499,882
0.396%, 2/19/10 (r)	5,000,000	5,000,080
0.75%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	500,000	499,797
1.00%, 2/26/10	1,000,000	1,000,000
0.79%, 3/11/10 (r)	1,000,000	1,000,044
0.173%, 3/26/10 (r)	440,000	439,498
0.56%, 6/11/10	1,500,000	1,499,608
0.60%, 6/21/10	2,500,000	2,499,875
0.56%, 6/22/10	1,000,000	999,513
0.60%, 7/26/10	1,000,000	999,529
0.60%, 8/10/10	1,000,000	999,914
3.375%, 8/13/10	1,000,000	1,023,704
STEP, 0.50% to 2/24/10, 0.75% thereafter to 8/24/10 (r)	1,000,000	1,000,000
Federal Home Loan Bank Discount Notes:
11/17/09	500,000	498,564
1/12/10	1,000,000	997,854
4/27/10	1,000,000	995,955
Freddie Mac:
0.179%, 10/19/09 (r)	1,000,000	999,913
4.75%, 11/3/09	1,000,000	1,001,954
Freddie Mac Discount Notes:
11/9/09	1,000,000	997,942
12/7/09	1,000,000	998,325
2/4/10	1,000,000	996,500

Total U.S. Government Agencies and Instrumentalities (Cost $40,449,840)		40,449,840

U.S. TREASURY - 1.9%
United States Treasury Bills, 9/23/10	1,000,000	996,033
United States Treasury Notes, 2.875%, 6/30/10	1,000,000	1,016,638

Total U.S. Treasury (Cost $2,012,671)		2,012,671

TOTAL INVESTMENTS (Cost $107,536,511) - 100.0%		107,536,511
Other assets and liabilities, net - 0.0%		45,122
NET ASSETS - 100%		$107,581,633

* Optional tender features give these securities a shorter effective maturity date.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MID CAP VALUE PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 96.7%	SHARES	VALUE
Aerospace & Defense - 1.4%
Goodrich Corp.	5,010	$272,243

Airlines - 2.0%
AMR Corp.*	10,005	79,540
Continental Airlines, Inc., Class B*	5,480	90,091
Delta Air Lines, Inc.*	14,552	130,386
UAL Corp.*	3,942	36,345
US Airways Group, Inc.*	10,021	47,099
		383,461

Auto Components - 0.8%
Goodyear Tire & Rubber Co.*	8,870	151,056

Automobiles - 0.2%
Ford Motor Co.*	5,489	39,576

Capital Markets - 1.2%
Artio Global Investors, Inc.*	1,022	26,725
Invesco Ltd.	8,713	198,308
		225,033

Chemicals - 4.7%
Eastman Chemical Co.	6,682	357,754
Lubrizol Corp.	4,634	331,146
PPG Industries, Inc.	3,619	210,662
		899,562

Commercial Banks - 1.1%
Cullen/Frost Bankers, Inc.	1,995	103,022
M&T Bank Corp.	1,842	114,793
		217,815

Commercial Services & Supplies - 0.9%
Ritchie Bros. Auctioneers, Inc.	7,410	181,841

Communications Equipment - 0.2%
Brocade Communications Systems, Inc.*	5,267	41,399

Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV	5,246	97,995
Fluor Corp.	1,974	100,378
Foster Wheeler AG*	2,834	90,433
Insituform Technologies, Inc.*	1,194	22,853
Jacobs Engineering Group, Inc.*	1,799	82,664
KBR, Inc.	3,505	81,632
		475,955

Consumer Finance - 0.1%
SLM Corp.*	2,817	24,564

Distributors - 0.4%
Genuine Parts Co.	2,159	82,172

Diversified Financial Services - 0.4%
Pico Holdings, Inc.*	2,546	84,909

Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	7,032	236,275
Qwest Communications International, Inc.	41,155	156,801
Windstream Corp.	11,660	118,116
		511,192

Electric Utilities - 2.3%
Allegheny Energy, Inc.	6,168	163,575
Pepco Holdings, Inc.	13,584	202,130
Pinnacle West Capital Corp.	2,062	67,675
		433,380

Electrical Equipment - 2.7%
A.O. Smith Corp.	2,944	112,166
Cooper Industries plc	7,636	286,885
Rockwell Automation, Inc.	2,614	111,356
		510,407

Electronic Equipment & Instruments - 2.2%
Agilent Technologies, Inc.*	7,451	207,361
Celestica, Inc.*	23,128	219,254
		426,615

Energy Equipment & Services - 2.2%
BJ Services Co.	1,788	34,741
Cameron International Corp.*	6,322	239,098
Weatherford International Ltd.*	6,706	139,015
		412,854

Gas Utilities - 1.6%
EQT Corp.	2,793	118,982
Questar Corp.	4,752	178,485
		297,467

Health Care Equipment & Supplies - 0.7%
Hospira, Inc.*	2,832	126,307

Health Care Providers & Services - 1.0%
McKesson Corp.	1,705	101,533
Universal Health Services, Inc., Class B	1,384	85,711
		187,244

Hotels, Restaurants & Leisure - 1.4%
Royal Caribbean Cruises Ltd.*	5,421	130,538
Starwood Hotels & Resorts Worldwide, Inc.	4,072	134,498
		265,036

Household Durables - 1.6%
D.R. Horton, Inc.	7,866	89,751
KB Home	2,899	48,152
Mohawk Industries, Inc.*	1,924	91,756
Pulte Homes, Inc.	6,795	74,677
		304,336

Industrial Conglomerates - 0.5%
McDermott International, Inc.*	3,578	90,416

Insurance - 13.3%
AON Corp.	4,373	177,937
Arch Capital Group Ltd.*	1,134	76,590
Assurant, Inc.	5,820	186,589
AXIS Capital Holdings Ltd.	6,660	200,999
Everest Re Group Ltd.	4,631	406,139
Lincoln National Corp.	9,789	253,633
Marsh & McLennan Co.'s, Inc.	3,663	90,586
PartnerRe Ltd.	5,046	388,239
Transatlantic Holdings, Inc.	2,242	112,481
Willis Group Holdings Ltd.	6,307	177,984
XL Capital Ltd.	27,215	475,174
		2,546,351

Leisure Equipment & Products - 0.5%
Hasbro, Inc.	3,633	100,816

Life Sciences - Tools & Services - 1.4%
Covance, Inc.*	2,459	133,155
Life Technologies Corp.*	2,715	126,383
		259,538

Machinery - 6.9%
AGCO Corp.*	3,276	90,516
Cummins, Inc.	3,086	138,284
Eaton Corp.	5,814	329,014
Ingersoll-Rand plc	9,028	276,889
Manitowoc Co., Inc.	11,273	106,755
Parker Hannifin Corp.	3,104	160,911
Stanley Works	3,635	155,178
Terex Corp.*	2,696	55,888
		1,313,435

Media - 1.6%
National CineMedia, Inc.	9,337	158,449
Regal Entertainment Group	12,203	150,341
		308,790

Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc.	3,280	225,041
Nucor Corp.	3,457	162,514
Steel Dynamics, Inc.	4,539	69,628
United States Steel Corp.	3,514	155,916
		613,099

Multiline Retail - 1.6%
Family Dollar Stores, Inc.	3,618	95,515
Macy's, Inc.	11,173	204,354
		299,869

Multi-Utilities - 2.8%
DTE Energy Co.	3,511	123,377
Sempra Energy	4,861	242,126
Wisconsin Energy Corp.	3,839	173,408
		538,911

Oil, Gas & Consumable Fuels - 7.0%
Alpha Natural Resources, Inc.*	1,551	54,440
El Paso Corp.	15,388	158,804
Enbridge, Inc.	8,828	342,527
Newfield Exploration Co.*	4,719	200,841
Pioneer Natural Resources Co.	3,765	136,632
Southwestern Energy Co.*	5,228	223,131
Sunoco, Inc.	1,765	50,214
Ultra Petroleum Corp.*	3,598	176,158
		1,342,747

Pharmaceuticals - 3.0%
Forest Laboratories, Inc.*	3,205	94,355
King Pharmaceuticals, Inc.*	8,365	90,091
Mylan, Inc.*	24,102	385,873
		570,319

Real Estate Investment Trusts - 4.0%
AvalonBay Communities, Inc.	2,113	153,678
Boston Properties, Inc.	1,343	88,034
Equity Residential	5,687	174,591
ProLogis	5,145	61,328
Rayonier, Inc.	4,466	182,704
Ventas, Inc.	2,960	113,960
		774,295

Real Estate Management & Development - 0.6%
St. Joe Co.*	4,156	121,023

Road & Rail - 2.3%
CSX Corp.	5,358	224,286
Kansas City Southern*	7,962	210,913
		435,199

Semiconductors & Semiconductor Equipment - 4.5%
ASML Holding NV	4,273	126,353
Lam Research Corp.*	4,234	144,633
LSI Corp.*	25,164	138,150
Maxim Integrated Products, Inc.	10,005	181,491
Microchip Technology, Inc.	8,637	228,881
Micron Technology, Inc.*	4,191	34,366
		853,874

Software - 3.8%
Adobe Systems, Inc.*	4,413	145,805
Autodesk, Inc.*	5,481	130,448
BMC Software, Inc.*	5,109	191,741
McAfee, Inc.*	5,785	253,325
		721,319

Specialty Retail - 0.8%
Abercrombie & Fitch Co.	1,889	62,110
Bed Bath & Beyond, Inc.*	2,494	93,625
		155,735

Textiles, Apparel & Luxury Goods - 1.0%
VF Corp.	2,762	200,052

Tobacco - 3.1%
Lorillard, Inc.	7,856	583,701

Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	1,041	93,024

Total Equity Securities (Cost $18,007,728)		18,476,937

TIME DEPOSIT - 2.3%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$432,491	432,491

Total Time Deposit (Cost $432,491)		432,491

TOTAL INVESTMENTS (Cost $18,440,219) - 99.0%		18,909,428
Other assets and liabilities, net - 1.0%		192,547
NET ASSETS - 100%		$19,101,975

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 99.8%	SHARES	VALUE
Aerospace & Defense - 2.1%
Ceradyne, Inc.*	3,938	$72,183
Cubic Corp.	1,782	70,336
DynCorp International, Inc.*	4,106	73,908
		216,427

Biotechnology - 1.4%
PDL BioPharma, Inc.	17,716	139,602

Capital Markets - 5.6%
GAMCO Investors, Inc.	4,028	184,080
Greenhill & Co., Inc.	1,543	138,222
Knight Capital Group, Inc.*	5,288	115,014
Piper Jaffray Co.'s*	2,856	136,288
		573,604

Chemicals - 2.7%
Cytec Industries, Inc.	2,770	89,942
H.B. Fuller Co.	2,991	62,512
Minerals Technologies, Inc.	1,260	59,925
OM Group, Inc.*	2,123	64,518
		276,897

Commercial Banks - 5.3%
Chemical Financial Corp.	8,504	185,302
Santander BanCorp*	19,234	187,531
SVB Financial Group*	3,799	164,383
		537,216

Commercial Services & Supplies - 3.5%
Deluxe Corp.	4,708	80,507
Herman Miller, Inc.	5,596	94,628
HNI Corp.	4,369	103,109
United Stationers, Inc.*	1,705	81,175
		359,419

Communications Equipment - 4.5%
3Com Corp.*	22,385	117,073
ADC Telecommunications, Inc.*	9,883	82,424
Arris Group, Inc.*	8,984	116,882
Starent Networks Corp.*	5,440	138,285
		454,664

Computers & Peripherals - 0.7%
Diebold, Inc.	2,065	68,000

Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV	6,835	127,678
Shaw Group, Inc.*	1,927	61,837
		189,515

Containers & Packaging - 0.6%
Rock-Tenn Co.	1,323	62,327

Diversified Telecommunication Services - 1.0%
tw telecom, Inc.*	7,845	105,515

Electric Utilities - 1.1%
El Paso Electric Co.*	6,184	109,271

Electrical Equipment - 1.5%
Brady Corp.	2,064	59,278
EnerSys*	4,396	97,240
		156,518

Electronic Equipment & Instruments - 5.6%
Arrow Electronics, Inc.*	4,477	126,028
Benchmark Electronics, Inc.*	9,228	166,104
Molex, Inc.	3,813	79,615
Plexus Corp.*	4,154	109,416
Tech Data Corp.*	2,160	89,878
		571,041

Energy Equipment & Services - 3.4%
Bristow Group, Inc.*	1,992	59,142
Complete Production Services, Inc.*	8,937	100,988
Exterran Holdings, Inc.*	4,170	98,996
Patterson-UTI Energy, Inc.	5,648	85,285
		344,411

Food Products - 0.8%
Chiquita Brands International, Inc.*	5,176	83,644

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc.*	6,885	97,905
American Medical Systems Holdings, Inc.*	7,457	126,172
Integra LifeSciences Holdings Corp.*	2,512	85,785
Sirona Dental Systems, Inc.*	3,087	91,838
		401,700

Health Care Providers & Services - 2.9%
Emergency Medical Services Corp.*	2,792	129,828
Healthsouth Corp.*	5,164	80,765
LHC Group, Inc.*	2,769	82,876
		293,469

Hotels, Restaurants & Leisure - 3.4%
CEC Entertainment, Inc.*	4,086	105,664
Cheesecake Factory, Inc.*	5,419	100,360
Texas Roadhouse, Inc.*	13,323	141,490
		347,514

Household Durables - 3.8%
Dorel Industries, Inc., Class B	3,475	95,250
Lennar Corp.	6,534	93,110
Ryland Group, Inc.	5,635	118,729
Tupperware Brands Corp.	1,983	79,161
		386,250

Industrial Conglomerates - 1.6%
Seaboard Corp.	47	61,101
Tredegar Corp.	6,788	98,426
		159,527

Insurance - 4.8%
Argo Group International Holdings Ltd.*	5,154	173,587
Delphi Financial Group, Inc.	4,379	99,097
Infinity Property & Casualty Corp.	2,495	105,987
Montpelier Re Holdings Ltd.	6,885	112,363
		491,034

Internet Software & Services - 3.8%
Earthlink, Inc.	7,643	64,278
ValueClick, Inc.*	10,028	132,269
WebMD Health Corp.*	5,602	185,538
		382,085

IT Services - 3.8%
Acxiom Corp.*	9,317	88,139
CSG Systems International, Inc.*	5,045	80,770
Euronet Worldwide, Inc.*	3,615	86,869
NeuStar, Inc.*	2,627	59,370
TeleTech Holdings, Inc.*	4,166	71,072
		386,220

Leisure Equipment & Products - 1.0%
Pool Corp.	4,661	103,567

Life Sciences - Tools & Services - 0.8%
Bruker Corp.*	7,956	84,891

Machinery - 3.6%
Nordson Corp.	1,316	73,814
Oshkosh Corp.	3,182	98,419
Timken Co.	3,389	79,404
Watts Water Technologies, Inc.	3,818	115,495
		367,132

Marine - 1.1%
Alexander & Baldwin, Inc.	3,539	113,567

Media - 1.8%
Gannett Co., Inc.	8,376	104,784
Liberty Media Corp. - Capital, Series A*	3,674	76,860
		181,644

Metals & Mining - 0.7%
Worthington Industries, Inc.	5,222	72,586

Multi-Utilities - 0.8%
Black Hills Corp.	3,040	76,517

Oil, Gas & Consumable Fuels - 3.4%
Clayton Williams Energy, Inc.*	4,886	147,166
Penn Virginia Corp.	3,944	90,357
Tsakos Energy Navigation Ltd.	6,910	108,142
		345,665

Personal Products - 2.5%
Herbalife Ltd.	3,689	120,778
USANA Health Sciences, Inc.*	3,936	134,257
		255,035

Pharmaceuticals - 1.4%
Questcor Pharmaceuticals, Inc.*	25,046	138,254

Semiconductors & Semiconductor Equipment - 2.6%
Skyworks Solutions, Inc.*	9,223	122,113
Tessera Technologies, Inc.*	5,009	139,701
		261,814

Software - 3.1%
Commvault Systems, Inc.*	6,308	130,891
Quest Software, Inc.*	3,968	66,861
TIBCO Software, Inc.*	12,712	120,637
		318,389

Specialty Retail - 2.6%
Collective Brands, Inc.*	5,705	98,868
Men's Wearhouse, Inc.	3,139	77,533
Office Depot, Inc.*	13,246	87,688
		264,089

Textiles, Apparel & Luxury Goods - 2.3%
Carter's, Inc.*	3,423	91,394
Phillips-Van Heusen Corp.	1,653	70,732
Skechers U.S.A., Inc.*	4,219	72,314
		234,440

Thrifts & Mortgage Finance - 0.9%
Provident Financial Services, Inc.	8,688	89,400

Tobacco - 0.8%
Universal Corp.	1,960	81,967

Wireless Telecommunication Services - 0.7%
NTELOS Holdings Corp.	3,995	70,552

Total Equity Securities (Cost $9,553,157)		10,155,379

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$36,502	36,502

Total Time Deposit (Cost $36,502)		36,502

TOTAL INVESTMENTS (Cost $9,589,659) - 100.2%		10,191,881
Other assets and liabilities, net - (0.2%)		(20,869)
NET ASSETS - 100%		$10,171,012

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Portfolios (the "Portfolios") are a series of Calvert Variable Series, Inc. ("CVS" or the "Fund"), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of eleven separate portfolios, six of which are reported herein. The Small Capitalization, MidCap Growth, Core Strategies, and Money Market Portfolios are registered as diversified portfolios. The MidCap Value and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2009, no securities were valued were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
Core Strategies	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$103,222,158	-	-	$103,222,158
Corporate debt	-	$9,395,124	-	9,395,124
TOTAL	$103,222,158	$9,395,124	-	$112,617,282

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Small Capitalization	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$33,777,632	-	-	$33,777,632
TOTAL	$33,777,632	-	-	$33,777,632

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Midcap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$37,194,447	-	-	$37,194,447
Corporate bonds	-	$382,754	-	382,754
Other debt obligations	-	342,864	-	42,864
TOTAL	$37,194,447	$725,618	-	$37,920,065

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$42,462,511	-	$42,462,511
Municipal commercial paper	-	2,000,000		2,000,000
Variable rate demand notes	-	63,074,000	-	63,074,000
TOTAL	-	$107,536,511	-	$107,536,511

Midcap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$18,476,937	-	-	$18,476,937
Other debt obligations	-	$432,491	-	432,491
TOTAL	$18,476,937	$432,491	-	$18,909,428

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Small Company Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$10,155,379	-	-	$10,155,379
Other debt obligations	-	$36,502	-	36,502
TOTAL	$10,155,379	$36,502	-	$10,191,881

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce the Portfolios' expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In July 2009, the Financial Accounting Standards Board (FASB) launched the FASB Accounting Standards CodificationTM as the single source of authoritative nongovernmental U.S. generally accepted accounting principles (GAAP). The Codification is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in FASB Statement No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles. All other accounting literature not included in the Codification is nonauthoritative.

Treasury's Guarantee Plan For Money Market Funds: The Money Market Portfolio had elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protected certain shareholders from losses if the Money Market Portfolio was unable to maintain a $1.00 net asset value. The Program applied to shareholders of record on September 19, 2008. Covered shareholders would receive $1.00 per share upon liquidation of the Money Market Portfolio, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Money Market Portfolio bore the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Money Market Portfolio's net assets as of September 19, 2008 (accordingly, the Money Market Portfolio's gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Money Market Portfolio made two program extension payments of 0.015% of the Money Market Portfolio's net assets as of September 19, 2008.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:
	MONEY MARKET	SMALL CAPITALIZATION	MIDCAP GROWTH
Federal income tax cost	$107,536,511	$28,992,501	$33,639,459
Unrealized appreciation	-	6,684,335	5,663,433
Unrealized (depreciation)	-	(1,899,202)	(1,382,827)
Net appreciation (depreciation)	-	$4,785,133	$4,280,606

	CORE STRATEGIES	MIDCAP VALUE	SMALL COMPANY EQUITY
Federal income tax cost	$108,850,936	$19,192,994	$9,607,637
Unrealized appreciation	14,957,665	2,099,781	778,586
Unrealized (depreciation)	(11,191,319)	(2,383,347)	(194,342)
Net appreciation (depreciation)	$3,766,346	($283,566)	$584,244

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	CORE STRATEGIES	SMALL CAPITALIZATION	SMALL COMPANY EQUITY
31-Dec-09	-	$17,467,530	-
31-Dec-10	$9,883,188	11,902,668	-
31-Dec-13	-	361,070	-
31-Dec-16	15,143,729	3,032,931	$948,947
	$25,026,917	$32,764,199	$948,947

EXPIRATION DATE	MIDCAP VALUE	MIDCAP GROWTH
31-Dec-16	$8,054,646	$22,979,385
	$8,054,646	$22,979,385

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

CVS CALVERT SOCIAL BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 61.8%			SHARES	VALUE
Beverages - 0.8%
PepsiCo, Inc.			39,300	$2,305,338

Biotechnology - 2.2%
Amgen, Inc.*			38,900	2,342,947
Gilead Sciences, Inc.*			95,300	4,439,074
				6,782,021

Capital Markets - 1.5%
Northern Trust Corp.			78,900	4,588,824

Chemicals - 1.9%
Praxair, Inc.			71,000	5,799,990

Commercial Banks - 1.4%
US Bancorp			194,400	4,249,584

Communications Equipment - 2.7%
Cisco Systems, Inc.*			205,300	4,832,762
QUALCOMM, Inc.			73,500	3,306,030
				8,138,792

Computers & Peripherals - 5.4%
EMC Corp.*			338,700	5,771,448
Hewlett-Packard Co.			124,800	5,891,808
International Business Machines Corp.			40,400	4,832,244
				16,495,500

Diversified Financial Services - 2.3%
CME Group, Inc.			17,500	5,393,325
First Republic Preferred Capital Corp., Preferred (e)			500	450,000
Woodbourne Capital:
Trust I, Preferred (b)(e)			500,000	305,000
Trust II, Preferred (b)(e)			500,000	305,000
Trust III, Preferred (b)(e)			500,000	305,000
Trust IV, Preferred (b)(e)			500,000	305,000
				7,063,325

Diversified Telecommunication Services - 1.6%
AT&T, Inc.			184,100	4,972,541

Energy Equipment & Services - 1.3%
Smith International, Inc.			138,800	3,983,560

Food Products - 1.6%
General Mills, Inc.			76,200	4,905,756

Gas Utilities - 1.8%
Oneok, Inc.			150,500	5,511,310

Health Care Equipment & Supplies - 1.6%
Becton Dickinson & Co.			68,300	4,763,925

Health Care Providers & Services - 2.6%
CIGNA Corp.			85,900	2,412,931
Express Scripts, Inc.*			73,000	5,663,340
				8,076,271

Household Products - 1.3%
Colgate-Palmolive Co.			50,500	3,852,140

Insurance - 2.9%
AON Corp.			72,900	2,966,301
Conseco, Inc.*			39,483	207,681
Prudential Financial, Inc.			116,000	5,789,560
				8,963,542

Internet & Catalog Retail - 1.8%
Expedia, Inc.*			235,200	5,633,040

Internet Software & Services - 1.8%
eBay, Inc.*			239,400	5,652,234

IT Services - 0.8%
Cognizant Technology Solutions Corp.*			63,800	2,466,508

Machinery - 3.5%
Cummins, Inc.			96,100	4,306,241
Danaher Corp.			74,800	5,035,536
Deere & Co.			34,500	1,480,740
				10,822,517

Multiline Retail - 1.6%
Kohl's Corp.*			87,200	4,974,760

Office Electronics - 0.5%
Xerox Corp.			179,900	1,392,426

Oil, Gas & Consumable Fuels - 4.8%
EOG Resources, Inc.			65,500	5,469,905
Southwestern Energy Co.*			100,400	4,285,072
XTO Energy, Inc.			120,200	4,966,664
				14,721,641

Personal Products - 1.6%
Avon Products, Inc.			142,200	4,829,112

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.			174,800	3,936,496
Johnson & Johnson			38,000	2,313,820
				6,250,316

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.			199,800	4,733,262

Software - 4.3%
Adobe Systems, Inc.*			138,500	4,576,040
BMC Software, Inc.*			98,700	3,704,211
Microsoft Corp.			187,000	4,841,430
				13,121,681

Specialty Retail - 3.1%
Best Buy Co., Inc.			115,100	4,318,552
Lowe's Co.'s, Inc.			251,000	5,255,940
				9,574,492

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc., Class B			77,400	5,007,780

Total Equity Securities (Cost $187,820,772)				189,632,188

ASSET-BACKED SECURITIES - 0.3%			PRINCIPAL AMOUNT
ACLC Business Loan Receivables Trust, 0.893%, 10/15/21 (e)(r)			$117,458	112,111
Capital Auto Receivables Asset Trust, 0.343%, 2/15/11 (r)			300,000	298,379
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)			88,184	88,184
Enterprise Mortgage Acceptance Co. LLC, 7.058%, 1/15/27 (e)(r)			964,381	482,191

Total Asset-Backed Securities (Cost $968,109)				980,865

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
American Home Mortgage Assets, 0.456%, 12/25/46 (r)			403,536	190,475
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)			275,558	271,586
GMAC Mortgage Corp Loan Trust, 5.50%, 10/25/33			250,000	239,144
Impac CMB Trust:
0.516%, 5/25/35 (r)			1,062,919	569,259
0.566%, 8/25/35 (r)			279,260	142,179
JP Morgan Mortgage Trust, 5.294%, 7/25/35 (r)			271,354	251,783
Merrill Lynch Mortgage Investors, Inc., 5.15%, 12/25/35 (r)			340,879	332,734
Residential Asset Securitization Trust, 6.25%, 11/25/36			234,821	151,839

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,716,440)				2,148,999

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49			2,000,000	1,933,107
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)			2,500,000	2,517,119
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)			3,500,000	3,512,153
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)			1,500,000	1,245,000

Total Commercial Mortgage-Backed Securities (Cost $9,459,638)				9,207,379

CORPORATE BONDS - 15.0%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*			385,345	-
American National Red Cross, 5.567%, 11/15/17			2,000,000	1,873,260
APL Ltd., 8.00%, 1/15/24			440,000	359,700
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)			750,000	618,615
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*			2,500,000	25,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)			1,840,000	1,655,706
BAC Capital Trust XV, 1.161%, 6/1/56 (b)(r)			3,250,000	1,803,750
Barclays Bank plc, 5.00%, 9/22/16			500,000	503,442
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)			748,772	699,001
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (e)			400,000	325,167
Capital One Capital V, 10.25%, 8/15/39			600,000	666,865
Cardinal Health, Inc., 0.865%, 10/2/09 (r)			750,000	750,002
Chesapeake Energy Corp., 7.625%, 7/15/13			750,000	748,125
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)(w)			500,000	60,765
Compass Bancshares, Inc., 1.138%, 10/9/09 (e)(r)			500,000	499,992
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)			2,700,000	1,957,500
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)			400,000	397,481
Discover Financial Services, 0.83%, 6/11/10 (r)			2,000,000	1,955,522
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)			2,000,000	1,750,000
Fort Knox Military Housing, 5.815%, 2/15/52 (e)			1,500,000	1,117,650
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)(oo)*			1,000,000	240,000
3.226%, 1/21/11 (e)(r)(y)(cc)*			500,000	122,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)(ff)*			1,250,000	12,500
Great River Energy:
5.829%, 7/1/17 (e)			378,499	401,535
6.254%, 7/1/38 (b)(e)			500,000	525,000
Home Depot, Inc., 0.42%, 12/16/09 (r)			200,000	199,873
Howard Hughes Medical Institute, 3.45%, 9/1/14			1,000,000	1,029,223
HRPT Properties Trust, 0.895%, 3/16/11 (r)			750,000	701,287
Independence Community Bank Corp., 2.417%, 4/1/14 (r)			2,500,000	2,276,720
JPMorgan Chase & Co., 7.00%, 11/15/09			1,000,000	1,006,746
JPMorgan Chase Capital XXIII, 1.44%, 5/15/47 (r)			500,000	330,535
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)(hh)*			1,750,000	371,875
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)			1,500,000	1,356,330
Lloyds Banking Group plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)			400,000	232,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*			2,154,000	24,233
8.30%, 12/1/37 (e)(m)*			3,200,000	36,000
M&I Marshall & Ilsley Bank, 0.60%, 12/4/12 (r)			500,000	372,889
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (b)(e)			750,000	569,467
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)			2,540,000	635,000
Nationwide Health Properties, Inc., 6.90%, 10/1/37			1,000,000	1,021,761
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)			1,500,000	1,359,120
6.00%, 10/1/51 (b)(e)			1,000,000	807,980
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*			1,000,000	-
Pacific Beacon LLC, 5.628%, 7/15/51 (e)			960,000	672,355
Pacific Pilot Funding Ltd., 1.26%, 10/20/16 (e)(r)			953,672	707,748
Pioneer Natural Resources Co.:
5.875%, 7/15/16			200,000	183,855
6.65%, 3/15/17			550,000	521,899
7.20%, 1/15/28 (b)			200,000	173,617
Preferred Term Securities IX Ltd., 1.354%, 4/3/33 (e)(r)			737,524	346,636
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)			200,000	246,000
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)			940,000	810,158
Reed Elsevier Capital, Inc., 0.629%, 6/15/10 (r)			1,500,000	1,496,467
Roper Industries, Inc., 6.625%, 8/15/13			500,000	539,859
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (b)(r)			1,500,000	750,000
Salvation Army, 5.46%, 9/1/16			140,000	149,555
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)			1,000,000	233,130
Suncorp-Metway Ltd., 0.668%, 12/17/10 (e)(r)			500,000	500,006
SunTrust Bank, 0.529%, 5/21/12 (r)			500,000	455,448
Susquehanna Bancshares, Inc., 2.303%, 5/1/14 (r)			750,000	454,814
Svenska Handelsbanken AB, 1.30%, 9/14/12 (e)(r)			500,000	497,136
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)			23,304,486	3,174,304
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)			900,000	612,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)			1,000,000	1,077,540
Westfield Capital Corp Ltd., 4.375%, 11/15/10 (e)			500,000	505,161
Yara International ASA, 7.875%, 6/11/19 (e)			300,000	326,806

Total Corporate Bonds (Cost $61,419,390)				45,834,611

MUNICIPAL OBLIGATIONS - 0.1%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*			370,000	196,992
Series C, Zero Coupon, 7/1/48 (f)			506,807	19,086

Total Municipal Obligations (Cost $806,169)				216,078

TAXABLE MUNICIPAL OBLIGATIONS - 8.2%
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18			500,000	514,585
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11			1,470,000	1,347,637
5.01%, 8/1/15			1,000,000	983,610
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16			265,000	262,774
Crawford Ohio GO Bonds, 5.25%, 12/1/25			1,305,000	1,189,364
Detroit Michigan GO Bonds, 5.15%, 4/1/25			1,000,000	540,770
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18			470,000	454,034
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15			200,000	211,266
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18			305,000	319,393
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33			600,000	616,680
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27			500,000	425,435
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16			1,310,000	1,300,083
5.263%, 9/1/16			725,000	711,479
5.383%, 9/1/16			2,000,000	2,073,000
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17			730,000	654,649
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34			750,000	666,870
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11			1,000,000	1,027,970
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19			1,000,000	489,490
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17			2,340,000	2,360,920
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13			330,000	349,407
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10			890,000	885,541
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16			1,185,000	1,179,691
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35			1,000,000	793,180
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20			1,735,000	1,662,113
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17			930,000	993,352
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50			1,500,000	1,227,450
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20			665,000	613,888
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14			525,000	510,048
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18			1,000,000	915,460

Total Taxable Municipal Obligations (Cost $26,544,842)				25,280,139

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.3%
AgFirst Farm Credit Bank:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)			1,000,000	600,000
7.30%, 10/14/49 (b)(e)			1,750,000	1,181,250
AgriBank FCB, 9.125%, 7/15/19			1,000,000	1,070,967
Private Export Funding Corp., 3.05%, 10/15/14			500,000	503,049
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11			250,000	261,641
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (b)(e)(r)			300,000	168,000

Total U.S. Government Agencies and Instrumentalities (Cost $4,376,569)				3,784,907

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32			1,106,204	89,243

Total U.S. Government Agency Mortgage-Backed Securities (Cost $39,241)				89,243

CERTIFICATES OF DEPOSIT - 0.3%
Deutsche Bank, 0.892%, 6/18/10 (r)			1,000,000	995,465

Total Certificates of Deposit (Cost $1,000,000)				995,465

TIME DEPOSIT - 5.9%
State Street Corp. Time Deposit, 0.01%, 10/1/09			17,928,196	17,928,196

Total Time Deposit (Cost $17,928,196)				17,928,196

U.S. TREASURY - 2.3%
United States Treasury Bonds, 3.50%, 2/15/39			265,000	240,032
United States Treasury Notes:
1.00%, 8/31/11			950,000	951,484
2.375%, 8/31/14			1,220,000	1,224,766
3.00%, 8/31/16			1,100,000	1,106,703
3.625%, 8/15/19			3,525,000	3,618,082

Total U.S. Treasury (Cost $7,063,336)				7,141,067

TOTAL INVESTMENTS (Cost $320,142,702) - 98.9%				303,239,137
Other assets and liabilities, net - 1.1%				3,426,322
NET ASSETS - 100%				$306,665,459

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	20	12/09	$2,427,500	$51,877
Total Purchased			$51,877

Sold:
2 Year U.S. Treasury Notes	200	12/09	$43,393,750	($188,363)
5 Year U.S. Treasury Notes	75	12/09	8,707,031	(75,823)
10 Year U.S. Treasury Notes	17	12/09	2,011,578	(16,783)
Total Sold			($280,968)

(b) This security was valued by the Board of Directors.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest. During the period, $12,192 of interest was written off.

(cc) Glitnir Banki HF Bonds due 1/21/2011 are in default. During the period, $7,169 of interest was written off.

(ff) Glitnir Banki HF Bonds due 6/15/2016 are in default. During the period, $26,493 of interest was written off.

(hh) Kaupthing Bank HF Bonds due 10/4/2011 are in default for interest. During the period, $1,398 of interest was written off.

(oo) Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $7,049 of interest was written off.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Capital Markets - 2.8%
Affiliated Managers Group, Inc.*	13,500	$877,635

Chemicals - 2.8%
Praxair, Inc.	10,700	874,083

Commercial Services & Supplies - 1.9%
Brink's Co.	21,900	589,329

Construction & Engineering - 2.0%
EMCOR Group, Inc.*	23,900	605,148

Diversified Consumer Services - 2.5%
ITT Educational Services, Inc.*	7,100	783,911

Diversified Financial Services - 2.1%
IntercontinentalExchange, Inc.*	6,800	660,892

Diversified Telecommunication Services - 2.1%
CenturyTel, Inc.	19,000	638,400

Electrical Equipment - 1.2%
General Cable Technologies Corp.*	9,500	371,925

Electronic Equipment & Instruments - 7.2%
Amphenol Corp.	25,300	953,304
Dolby Laboratories, Inc.*	6,500	248,235
Itron, Inc.*	15,935	1,022,071
		2,223,610

Energy Equipment & Services - 4.7%
FMC Technologies, Inc.*	16,700	872,408
Superior Energy Services, Inc.*	25,900	583,268
		1,455,676

Food Products - 2.4%
J.M. Smucker Co.	14,000	742,140

Gas Utilities - 4.5%
Energen Corp.	14,400	620,640
Questar Corp.	20,300	762,468
		1,383,108

Health Care Equipment & Supplies - 5.6%
Hospira, Inc.*	17,700	789,420
Kinetic Concepts, Inc.*	25,200	931,896
		1,721,316

Health Care Providers & Services - 4.6%
HealthSpring, Inc.*	44,300	542,675
Lincare Holdings, Inc.*	28,700	896,875
		1,439,550

Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	42,600	670,098

Household Durables - 1.9%
Whirlpool Corp.	8,500	594,660

Household Products - 2.4%
Church & Dwight Co., Inc.	13,100	743,294

IT Services - 4.6%
Global Payments, Inc.	20,500	957,350
Wright Express Corp.*	16,200	478,062
		1,435,412

Leisure Equipment & Products - 1.3%
Polaris Industries, Inc.	9,700	395,566

Life Sciences - Tools & Services - 5.3%
Dionex Corp.*	13,900	903,083
Mettler-Toledo International, Inc.*	8,000	724,720
		1,627,803

Machinery - 5.8%
Bucyrus International, Inc.	21,700	772,954
SPX Corp.	9,900	606,573
Valmont Industries, Inc.	4,900	417,382
		1,796,909

Metals & Mining - 1.9%
Reliance Steel & Aluminum Co.	14,200	604,352

Multiline Retail - 1.4%
Nordstrom, Inc.	14,000	427,560

Oil, Gas & Consumable Fuels - 2.0%
Denbury Resources, Inc.*	40,900	618,817

Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc.*	28,500	644,955

Road & Rail - 1.2%
Ryder System, Inc.	9,400	367,164

Software - 6.0%
ANSYS, Inc.*	25,020	937,499
Sybase, Inc.*	23,700	921,930
		1,859,429

Specialty Retail - 5.2%
GameStop Corp.*	28,600	757,042
Ross Stores, Inc.	17,600	840,752
		1,597,794

Textiles, Apparel & Luxury Goods - 3.0%
Deckers Outdoor Corp.*	11,000	933,350

Thrifts & Mortgage Finance - 2.0%
Hudson City Bancorp, Inc.	48,300	635,145

Trading Companies & Distributors - 2.3%
WESCO International, Inc.*	24,410	703,008

Wireless Telecommunication Services - 1.9%
NII Holdings, Inc.*	19,400	581,612

Total Equity Securities (Cost $28,623,163)		30,603,651

TIME DEPOSIT - 2.3%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$715,938	715,938

Total Time Deposit (Cost $715,938)		715,938

TOTAL INVESTMENTS (Cost $29,339,101) - 101.2%		31,319,589
Other assets and liabilities, net - (1.2%)		(368,899)
NET ASSETS - 100%		$30,950,690

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Australia - 4.3%
Amcor Ltd.	10,635	$51,412
BlueScope Steel Ltd.	26,587	68,719
Commonwealth Bank of Australia	347	15,841
Flight Centre Ltd.	2,070	27,299
National Australia Bank Ltd.	674	18,289
OneSteel Ltd.	3,077	8,225
Origin Energy Ltd.	1,263	18,183
Santos Ltd.	24,746	331,811
Westfield Group	183	2,244
		542,023

Austria - 0.1%
Mayr Melnhof Karton AG	128	12,970

Belgium - 2.4%
Delhaize Group	3,362	233,315
Dexia SA*	419	3,861
Fortis NV*	13,211	61,862
Umicore SA	162	4,849
		303,887

Brazil - 0.0%
Investimentos Itaú SA, Preferred	426	2,573

Canada - 4.5%
Alimentation Couche Tard, Inc., Class B	1,800	31,479
Bank of Nova Scotia	200	9,116
Bombardier, Inc., Class B	7,200	33,376
EnCana Corp.	145	8,385
Magna International, Inc.	1,500	63,839
QLT, Inc.*	9,200	33,894
Royal Bank of Canada	2,300	123,458
Sierra Wireless, Inc.*	900	8,982
Talisman Energy, Inc.	6,100	105,995
Toronto-Dominion Bank	2,300	148,557
		567,081

Denmark - 0.4%
Danske Bank A/S*	1,540	40,322
H. Lundbeck A/S	505	10,469
Novo Nordisk A/S, Series B	52	3,254
Vestas Wind Systems A/S*	25	1,806
		55,851

Finland - 0.8%
Metso Oyj	61	1,716
Nokia Oyj	336	4,940
Stora Enso Oyj, Series R*	13,714	95,493
Tieto Oyj	196	3,899
		106,048

France - 10.8%
Atos Origin SA*	2,313	116,733
BNP Paribas:
Common Stock	2,272	181,468
Rights (expires 10/13/2009)*	2,272	4,919
Cap Gemini SA	2,963	155,151
CNP Assurances SA	448	45,632
France Telecom SA	728	19,388
Havas SA	2,792	11,840
Linedata Services	845	10,037
Nexans SA	282	22,784
PPR SA	1,222	156,576
PSA Peugeot Citroen SA*	4,180	127,400
Publicis Groupe	237	9,503
Sanofi-Aventis SA	6,038	442,959
Thomson SA*	13,499	27,508
Valeo SA*	765	20,127
		1,352,025

Germany - 5.6%
Aareal Bank AG*	152	3,635
Allianz SE	1,455	181,706
Celesio AG	2,673	73,668
Commerzbank AG*	611	7,745
Continental AG*	93	5,023
Deutsche Bank AG	2,138	164,026
Deutsche Post AG	7,938	148,635
Metro AG	56	3,166
Muenchener Rueckversicherungs AG	44	7,018
Suedzucker AG	5,303	107,441
Volkswagen AG, Preferred	5	582
		702,645

Greece - 0.4%
National Bank of Greece SA*	1,374	49,244

Hong Kong - 0.2%
Alco Holdings Ltd.	18,000	5,783
Jardine Strategic Holdings Ltd.	1,000	16,960
NAM TAI Electronics, Inc.	600	3,240
SUNeVision Holdings Ltd.	20,500	2,354
		28,337

Hungary - 0.7%
OTP Bank plc*	3,065	87,338

India - 0.3%
State Bank of India Ltd. (GDR)	384	34,906

Indonesia - 0.1%
Bank Mandiri Tbk PT	19,500	9,483

Italy - 2.2%
Esprinet SpA	305	3,262
Indesit Co. SpA*	847	8,438
Italcementi SpA	4,212	64,819
Seat Pagine Gialle SpA*	69,098	23,248
UniCredit SpA*	44,650	174,394
Unipol Gruppo Finanziario SpA*	328	498
		274,659

Japan - 27.2%
Aeon Fantasy Co. Ltd.	1,100	13,568
Aisin Seiki Co. Ltd.	6,100	149,254
Alps Electric Co. Ltd.*	3,700	21,413
Argo Graphics, Inc.	300	3,486
ASKA Pharmaceutical Co. Ltd.	1,000	9,720
Astellas Pharma, Inc.	6,100	251,483
Brother Industries Ltd.	7,943	95,488
CAC Corp.	2,000	15,820
Central Japan Railway Co.	7	50,444
Certo Corp.	2,000	33,853
Chubu Shiryo Co. Ltd.	2,000	17,429
COMSYS Holdings Corp.	200	2,199
CSK Holdings Corp.*	5,500	20,831
Dai Nippon Printing Co. Ltd.	3,000	41,428
Dai-Dan Co. Ltd.	2,000	11,820
Daiichikosho Co. Ltd.	600	7,743
Daito Trust Construction Co. Ltd.	2,400	105,111
Daiwa House Industry Co. Ltd.	8,000	84,018
DIC Corp.	7,000	10,010
East Japan Railway Co.	200	14,435
Fuji Machine Manufacturing Co. Ltd.	200	2,369
Fuji Media Holdings, Inc.	83	136,316
FUJI SOFT, Inc.	500	8,446
FUJIFILM Holdings Corp.	3,500	105,190
Fujikura Ltd.	9,000	44,243
Fujitsu Frontech Ltd.	400	3,978
Fujitsu Ltd.	39,000	255,773
Hino Motors Ltd.*	29,000	110,485
Hokkan Holdings Ltd.	4,000	10,458
Imasen Electric Industrial Co. Ltd.	500	5,581
Information Services International-Dentsu Ltd.	3,200	22,917
Miraca Holdings, Inc.	400	13,094
Mitsubishi Steel Manufacturing Co. Ltd.*	3,005	6,144
NET One Systems Co. Ltd.	3	4,525
NIC Corp.	700	3,950
NIFTY Corp.	29	25,823
Nippon Express Co. Ltd.	21,000	85,637
Nippon Game Card Corp.	6	9,452
Nippon Road Co. Ltd.	7,000	16,111
Nippon Sheet Glass Co. Ltd.	13,000	43,573
Nippon Telegraph & Telephone Corp.	6,700	311,402
NIS Group Co. Ltd.*	10,600	3,435
Nishio Rent All Co. Ltd.*	1,600	12,746
Nissan Motor Co. Ltd.*	32,300	219,051
Nisshin Seifun Group, Inc.	500	7,016
NSD Co. Ltd.	600	6,489
NTT Data Corp.	16	51,412
Ohsho Food Service Corp.	300	9,067
Panasonic Corp.	200	2,956
Sanshin Electronics Co. Ltd.	2,100	16,963
Seiko Epson Corp.	200	3,008
Shinko Electric Industries Co. Ltd.	200	3,573
Shinmaywa Industries Ltd.	6,000	23,596
Sony Corp.	11,400	338,160
Sorun Corp.	1,000	5,184
Sumitomo Pipe & Tube Co. Ltd.	1,000	5,866
Suzuken Co. Ltd.	300	10,390
Tokyo Electron Ltd.	64	4,097
Toppan Printing Co. Ltd.	15,000	142,450
Toshiba TEC Corp.*	2,377	11,154
Toyo Seikan Kaisha Ltd.	6,200	119,629
TS Tech Co. Ltd.	1,300	23,050
Ube Industries Ltd.	1,000	2,637
Uchida Yoko Co. Ltd.	11,000	36,501
Universe Co. Ltd.	1,600	26,886
Vital KSK Holdings, Inc.*	700	4,122
Warabeya Nichiyo Co. Ltd.	400	5,256
Yamato Holdings Co. Ltd.	8,000	131,836
Yorozu Corp.	500	6,737
		3,418,287

Mexico - 1.3%
America Movil SAB de CV	72,900	159,789
Telefonos de Mexico SAB de CV	8,400	7,346
		167,135

Netherlands - 2.6%
ASML Holding NV	75	2,205
ING Groep NV (CVA)*	7,182	128,175
Koninklijke Philips Electronics NV	4,554	110,853
Oce NV	692	4,478
Unilever NV (CVA)	2,936	84,589
		330,300

Norway - 0.2%
Atea ASA	1,500	9,473
Marine Harvest ASA*	5,000	3,627
Norske Skogindustrier ASA*	5,904	11,636
StatoilHydro ASA	100	2,248
Yara International ASA	39	1,227
		28,211

Portugal - 0.0%
Portugal Telecom SGPS SA	263	2,784

Singapore - 0.6%
Boustead Singapore Ltd.	13,000	7,105
Hi-P International Ltd.	15,000	7,612
Hong Leong Finance Ltd.	3,000	5,749
Macquarie International Infrastructure Fund Ltd.	48,000	11,413
Oversea-Chinese Banking Corp. Ltd.	6,000	33,431
SembCorp Industries Ltd.	2,000	4,812
		70,122

South Africa - 1.4%
Aveng Ltd.	13,162	75,463
BIDVest Group Ltd.	1,684	26,465
Clicks Group Ltd.	1,734	5,264
Investec Ltd.	4,826	36,549
Net 1 UEPS Technologies, Inc.*	700	14,672
Palabora Mining Co. Ltd.	202	2,571
Telkom SA Ltd.	1,805	10,342
VenFin DD Holdings Ltd.*	2,900	3,963
VenFin Ltd.*	2,900	5,440
		180,729

South Korea - 3.4%
KT Corp. (ADR)	18,700	325,006
LG Display Co. Ltd. (ADR)	6,900	98,877
		423,883

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	7,876	139,755
Construcciones y Auxiliar de Ferrocarriles SA	10	5,091
		144,846

Sweden - 0.5%
Nordea Bank AB	302	3,038
Svenska Cellulosa AB, Series B	2,857	38,692
Tele2 AB, Series B	567	7,517
Telefonaktiebolaget LM Ericsson, Series B	756	7,584
		56,831

Switzerland - 4.9%
Adecco SA	92	4,885
Credit Suisse Group AG	1,632	90,435
Novartis AG	5,235	261,586
STMicroelectronics NV	27,606	260,029
		616,935

Taiwan - 2.7%
AU Optronics Corp. (ADR)	19,982	193,426
United Microelectronics Corp. (ADR)*	37,770	143,526
		336,952

United Kingdom - 16.3%
Aegis Group plc	32,802	58,789
Aviva plc	7,692	55,155
Barclays plc*	725	4,293
Beazley plc	4,061	7,668
BT Group plc	62,809	130,659
Cadbury plc	9,286	119,321
Close Brothers Group plc	4,907	62,503
Compass Group plc	440	2,692
CSR plc*	2,904	21,799
De La Rue plc	1,129	16,223
Dimension Data Holdings plc	6,784	6,856
FirstGroup plc	5,327	35,265
GlaxoSmithKline plc	6,879	135,341
HMV Group plc	18,922	31,763
Home Retail Group plc	2,152	9,363
HSBC Holdings plc	9,204	105,454
International Power plc	28,957	133,914
J Sainsbury plc	24,636	128,123
Johnson Matthey plc	1,977	43,911
Kingfisher plc	33,740	114,946
Land Securities Group plc	873	8,731
Legal & General Group plc	78,357	110,090
Logica plc	76,635	159,543
Mondi plc	3,307	16,347
National Express Group plc	2,425	18,549
Northern Foods plc	2,280	2,570
Pearson plc	1,121	13,830
Reckitt Benckiser Group plc	1,297	63,468
Schroders plc	1,832	32,042
Scottish & Southern Energy plc	234	4,392
Severn Trent plc	916	14,225
Stagecoach Group plc	7,089	18,468
Tate & Lyle plc	9,861	66,716
Tesco plc	2,223	14,215
Trinity Mirror plc	5,956	16,374
Vodafone Group plc	8,819	19,785
William Morrison Supermarkets plc	45,543	202,090
Yell Group plc*	38,319	36,055
		2,041,528

United States - 4.6%
Acxiom Corp.*	400	3,784
Bemis Co., Inc.	100	2,591
Compuware Corp.*	2,298	16,844
Conexant Systems, Inc.*	1,100	3,014
Conseco, Inc.*	1,800	9,468
Deluxe Corp.	100	1,710
DST Systems, Inc.*	1,300	58,240
EMCOR Group, Inc.*	1,100	27,852
EW Scripps Co.*	700	5,250
Fiserv, Inc.*	200	9,640
Gannett Co., Inc.	6,500	81,315
Hawaiian Holdings, Inc.*	1,600	13,216
International Business Machines Corp.	1,200	143,532
McClatchy Co.	2,200	5,632
MeadWestvaco Corp.	3,200	71,392
Neenah Paper, Inc.	300	3,531
Pfizer, Inc.	3,600	59,580
Photronics, Inc.*	900	4,311
RR Donnelley & Sons Co.	296	6,293
Tech Data Corp.*	300	12,483
Transatlantic Holdings, Inc.	400	20,206
Unisys Corp.*	4,300	11,481
Wright Express Corp.*	300	8,853
		580,218

Total Equity Securities (Cost $12,216,205)		12,527,831

TIME DEPOSIT - 0.0%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$677	677

Total Time Deposit (Cost $677)		677

TOTAL INVESTMENTS (Cost $12,216,882) - 99.7%		12,528,508
Other assets and liabilities, net - 0.3%		32,275
NET ASSETS - 100%		$12,560,783

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt CVA: Certificaten Van Aandelen GDR: Global Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009

ASSET-BACKED SECURITIES - 3.1%			PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
4.63%, 6/6/12			$232,325	$234,405
0.904%, 7/6/12 (r)			145,569	145,004
Capital Auto Receivables Asset Trust, 0.303%, 7/15/10 (r)			20,255	20,242
Captec Franchise Trust, 8.155%, 6/15/13 (e)			179,507	155,087
Centex Home Equity, 7.86%, 7/25/32 (r)			40,179	5,541
Countrywide Asset-Backed Certificates, 0.696%, 11/25/34 (r)			77,553	56,387
DB Master Finance LLC, 5.779%, 6/20/31 (e)			250,000	235,803
Enterprise Mortgage Acceptance Co. LLC, 7.058%, 1/15/27 (e)(r)			377,367	188,683
GE Capital Credit Card Master Note Trust, 0.283%, 3/15/13 (r)			500,000	498,527
Household Automotive Trust:
5.43%, 6/17/11			46,727	47,195
4.55%, 7/17/12			312,676	317,543

Total Asset-Backed Securities (Cost $1,942,738)				1,904,417

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%
Banc of America Mortgage Securities, Inc.:
4.798%, 8/25/19 (r)			225,713	66,984
4.68%, 7/20/32 (r)			47,605	43,739
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)			46,404	45,735
Countrywide Home Loan Mortgage Pass Through Trust, 0.586%, 6/25/35 (b)(e)(r)			226,433	147,181
Impac CMB Trust:
0.556%, 4/25/35 (r)			100,609	29,684
0.516%, 5/25/35 (r)			233,842	125,237
0.566%, 8/25/35 (r)			83,778	42,654
Residential Asset Securitization Trust, 6.25%, 11/25/36			93,928	60,736
Salomon Brothers Mortgage Securities VII, Inc., 3.813%, 9/25/33 (r)			85,972	35,270
Structured Asset Securities Corp., 5.50%, 6/25/35			1,250,000	868,923

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,410,428)				1,466,143

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49			300,000	289,966
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49			400,000	398,118
Cobalt CMBS Commercial Mortgage Trust, 5.935%, 8/15/12 (r)			3,000,000	3,020,543
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)			250,000	250,868
5.245%, 11/15/36 (e)			400,000	399,874
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)			350,000	290,500

Total Commercial Mortgage-Backed Securities (Cost $4,705,160)				4,649,869

CORPORATE BONDS - 51.4%
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*			96,336	-
American National Red Cross, 5.422%, 11/15/13			335,000	336,873
Anglo American Capital plc, 9.375%, 4/8/19 (e)			300,000	368,657
APL Ltd., 8.00%, 1/15/24			175,000	143,063
ArcelorMittal, 5.375%, 6/1/13			500,000	515,907
Atlantic City Electric Co., 6.625%, 8/1/13			500,000	550,332
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)			200,000	164,964
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*			650,000	6,500
AXA SA, 3.983%, 6/8/49 (b)			450,000	273,375
BAC Capital Trust XV, 1.161%, 6/1/56 (b)(r)			1,600,000	888,000
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)			698,236	733,148
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)			574,059	535,901
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)			1,000,000	930,000
Capital One Bank, 8.80%, 7/15/19			300,000	346,713
Capital One Capital V, 10.25%, 8/15/39			200,000	222,288
Cargill, Inc., 1.754%, 1/21/11 (e)(r)			400,000	399,322
Chase Capital VI, 1.108%, 8/1/28 (b)(r)			500,000	319,210
Chesapeake Energy Corp., 7.625%, 7/15/13			500,000	498,750
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)(w)			200,000	24,306
Citibank, 0.68%, 7/12/11 (r)			300,000	300,321
Citigroup Funding, Inc., 0.821%, 4/30/12 (r)			300,000	302,497
Citigroup, Inc., 6.375%, 8/12/14			500,000	518,578
Compass Bancshares, Inc., 1.138%, 10/9/09 (e)(r)			200,000	199,997
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)			1,400,000	1,015,000
Deutsche Bank Capital Trust, 2.398%, 12/29/49 (b)(r)			200,000	128,000
Dexia Credit Local, 0.939%, 9/23/11 (e)(r)			300,000	302,919
Dexus Finance Proprietary Ltd., 7.125%, 10/15/14 (e)			250,000	249,573
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)			100,000	99,370
Discover Financial Services, 0.83%, 6/11/10 (r)			600,000	586,657
Dominion Resources, Inc.:
1.343%, 6/17/10 (r)			300,000	301,621
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)			400,000	316,078
Dow Chemical Co., 5.90%, 2/15/15			500,000	512,446
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)			1,000,000	875,000
FMG Finance Proprietary Ltd., 4.361%, 9/1/11 (e)(r)			1,000,000	1,010,000
Ford Motor Credit Co. LLC:
2.079%, 1/15/10 (r)			200,000	197,750
3.26%, 1/13/12 (r)			350,000	315,000
Fort Knox Military Housing, 5.815%, 2/15/52 (e)			250,000	186,275
General Motors Corp.:
7.40%, 9/1/25 (mm)			200,000	31,000
8.375%, 7/15/33 (nn)			500,000	80,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)(oo)*			400,000	96,000
3.046%, 4/20/10 (e)(r)(y)(aa)*			600,000	147,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(y)(ff)*			100,000	1,000
Great River Energy, 5.829%, 7/1/17 (e)			416,349	441,688
Greif, Inc., 7.75%, 8/1/19 (e)			200,000	201,000
HJ Heinz Finance Co., 7.125%, 8/1/39 (e)			305,000	364,517
Home Depot, Inc., 0.42%, 12/16/09 (r)			300,000	299,810
Howard Hughes Medical Institute, 3.45%, 9/1/14			200,000	205,845
HRPT Properties Trust, 0.895%, 3/16/11 (r)			450,000	420,772
Idearc, Inc., Zero Coupon, 11/15/16 (f)			50,000	2,500
Independence Community Bank Corp., 2.417%, 4/1/14 (r)			505,000	459,897
International Paper Co., 7.50%, 8/15/21			200,000	211,913
ION Media Networks, Inc., 11.00%, 7/31/13 (w)*			167,909	17
Irwin Land LLC, 5.03%, 12/15/25 (e)			150,000	125,019
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*			27,324	150
John Deere Capital Corp., 1.21%, 1/18/11 (r)			500,000	502,284
JPMorgan Chase Capital XXIII, 1.44%, 5/15/47 (r)			600,000	396,642
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14			50,000	46,500
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(y)(hh)*			600,000	127,500
Kern River Funding Corp., 6.676%, 7/31/16 (e)			43,601	48,052
Koninklijke Philips Electronics NV, 1.449%, 3/11/11 (r)			200,000	200,405
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)			700,000	609,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)			200,000	180,844
Lloyds Banking Group plc, 6.657% to 5/21/37, floating rate thereafter to 12/31/49 (e)(r)			200,000	122,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*			42,000	473
8.30%, 12/1/37 (e)(m)*			100,000	1,125
M&I Marshall & Ilsley Bank, 0.60%, 12/4/12 (r)			300,000	223,733
Massachusetts Institute of Technology, 7.25%, 11/2/96			150,000	182,607

McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (b)(e)			300,000	227,787
Merrill Lynch & Co., Inc., 0.969%, 1/15/15 (r)			400,000	360,106
National Fuel Gas Co., 6.50%, 4/15/18			100,000	107,727
Nationwide Health Properties, Inc.:
6.50%, 7/15/11			400,000	413,021
6.59%, 7/7/38			70,000	71,286
Noble Group Ltd.:
8.50%, 5/30/13 (e)			650,000	703,625
6.625%, 3/17/15 (e)			150,000	153,187
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)			600,000	543,648
6.00%, 10/1/51 (b)(e)			200,000	161,596
OPTI Canada, Inc., 8.25%, 12/15/14			200,000	156,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*			250,000	-
Pacific Pilot Funding Ltd., 1.26%, 10/20/16 (e)(r)			95,367	70,775
Pepco Holdings, Inc., 0.986%, 6/1/10 (r)			160,000	158,652
Pioneer Natural Resources Co.:
5.875%, 7/15/16			250,000	229,819
6.65%, 3/15/17			200,000	189,781
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)			150,000	115,476
Puget Sound Energy, Inc., 7.02%, 12/1/27			377,000	437,589
R.H. Donnelley Corp., 6.875%, 1/15/13 (o)			125,000	7,813
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 6/29/49 (e)(r)			200,000	246,000
Reed Elsevier Capital, Inc., 0.629%, 6/15/10 (r)			300,000	299,293
Rochester Gas & Electric Corp., 6.375%, 9/1/33			475,000	494,373
Roper Industries, Inc., 6.625%, 8/15/13			100,000	107,972
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (b)(r)			700,000	350,000
Skyway Concession Co. LLC, 0.563%, 6/30/17 (b)(e)(r)			150,000	121,878
SouthTrust Bank, 6.565%, 12/15/27			899,000	883,995
Sovereign Bank, 2.193%, 8/1/13 (r)			100,000	95,159
SunTrust Bank, 0.529%, 5/21/12 (r)			300,000	273,269
Thomson Reuters Corp., 6.20%, 1/5/12			200,000	218,222
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*			219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)			1,000,000	46,470
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)			975,000	112,993
2/15/43 (b)(e)			2,500,000	534,675
2/15/45 (b)(e)			7,625,962	1,038,732
UnitedHealth Group, Inc., 0.472%, 6/21/10 (r)			250,000	248,989
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)			400,000	272,000
Wells Fargo Bank, 6.584%, 9/1/27 (e)			250,000	264,455
Western Refining, Inc., 10.75%, 6/15/14 (e)(r)			200,000	188,000
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)			398,000	366,367
Xerox Corp., 1.042%, 12/18/09 (r)			200,000	199,920
Xstrata Finance Dubai Ltd., 0.804%, 11/13/09 (e)(r)			400,000	399,574
Yara International ASA, 7.875%, 6/11/19 (e)			200,000	217,871

Total Corporate Bonds (Cost $34,472,326)				31,494,475

TAXABLE MUNICIPAL OBLIGATIONS - 13.6%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13			140,000	152,747
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09			400,000	399,944
Aspen Colorado Public Facilities Authorities COPs, 5.30%, 9/1/11			135,000	142,829
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18			285,000	275,318
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16			940,000	995,178
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25			180,000	60,197
12/1/26			180,000	56,162
6/15/27			180,000	54,054
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19			170,000	91,705
8/15/20			365,000	182,106
Linden New Jersey GO Bonds, 5.63%, 4/1/21			285,000	259,034
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27			250,000	212,717
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/21			360,000	178,722
New York City IDA Revenue Bonds, 6.027%, 1/1/46			200,000	145,902
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21			200,000	176,926
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16			495,000	547,401
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16			236,000	153,365
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18			500,000	292,400
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16			275,000	197,629
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16			110,000	121,272
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20			380,000	170,187
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22			175,000	68,820
8/1/23			185,000	67,166
8/1/24			200,000	66,890
8/1/25			215,000	66,687
8/1/26			230,000	66,150
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10			200,000	198,998
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16			400,000	381,196
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12			200,000	168,486
8/1/15			251,000	166,935
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35			200,000	158,636

Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16			150,000	157,491
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24			485,000	510,462
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13			170,000	182,230
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16			190,000	210,569
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50			250,000	204,575
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11			60,000	60,853
5.41%, 6/1/12			80,000	80,862
6.05%, 6/1/26			750,000	654,832

Total Taxable Municipal Obligations (Cost $8,659,771)				8,337,633

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.2%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)			350,000	315,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (b)(e)(r)			350,000	210,000
7.30%, 10/14/49 (b)(e)			300,000	202,500
AgriBank FCB, 9.125%, 7/15/19			300,000	321,290
New Valley Generation I, 7.299%, 3/15/19			367,239	410,250
New Valley Generation V, 4.929%, 1/15/21			222,099	221,204
Vessel Management Services, Inc., 5.125%, 4/16/35			300,000	315,420

Total U.S. Government Agencies and Instrumentalities (Cost $2,155,159)				1,995,664

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae:
5.00%, 11/1/09			22,845	22,909
5.50%, 1/1/10			50,848	50,979
5.00%, 1/25/24			19,154	19,303
Government National Mortgage Association, 5.50%, 1/16/32			442,482	35,697

Total U.S. Government Agency Mortgage-Backed Securities (Cost $149,706)				128,888

U.S. TREASURY - 3.7%
United States Treasury Bonds:
4.50%, 5/15/38			50,000	53,805
3.50%, 2/15/39			312,000	282,604
4.50%, 8/15/39			120,000	129,356
United States Treasury Notes:
2.375%, 9/30/14			400,000	401,062
3.625%, 8/15/19			1,390,000	1,426,705

Total U.S. Treasury (Cost $2,256,048)				2,293,532

TIME DEPOSIT - 13.7%
State Street Corp. Time Deposit, 0.01%, 10/1/09			8,379,401	8,379,401

Total Time Deposit (Cost $8,379,401)				8,379,401

EQUITY SECURITIES - 0.7%			SHARES
Avado Brands, Inc. (b)*			1,601	16
Conseco, Inc.*			6,301	33,143
First Republic Preferred Capital Corp., Preferred (e)			300	270,000
Intermet Corp. (b)*			1,573	16
ION Media Networks, Inc., Preferred (b)*			11,930	0
Woodbourne Capital:
Trust I, Preferred (b)(e)			50,000	30,500
Trust II, Preferred (b)(e)			50,000	30,500
Trust III, Preferred (b)(e)			50,000	30,500
Trust IV, Preferred (b)(e)			50,000	30,500

Total Equity Securities (Cost $689,692)				425,176

TOTAL INVESTMENTS (Cost $64,820,429) - 99.6%				61,075,198
Other assets and liabilities, net - 0.4%				225,523
NET ASSETS - 100%				$61,300,721

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	11	12/09	$1,335,125	$27,257
Total Purchased			$27,257

Sold:
2 Year U.S. Treasury Notes	99	12/09	$21,479,906	($99,774)
5 Year U.S. Treasury Notes	59	12/09	6,849,531	(68,819)
10 Year U.S. Treasury Notes	10	12/09	1,183,281	(7,198)
Total Sold			($175,791)

(b) This security was valued by the Board of Directors.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest and $1,833 of interest was written off.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(o) R.H. Donnelley Corp. filed for Chapter 11 bankruptcy on May 28, 2009. This security is no longer accruing interest and $3,246 of interest was written off during the period.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the "Banks") on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest. During the period, $3,048 of interest was written off.

(aa) Glitnir Banki HF Bonds due 4/20/2010 are in default. During the period, $4,062 of interest was written off.

(ff) Glitnir Banki HF Bonds due 6/15/2016 are in default. During the period, $2,119 of interest was written off.

(hh) Kaupthing Bank HF Bonds due 10/4/2011 are in default. During the period, $479 of interest was written off.

(mm) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $3,741 of interest was written off during the period.

(nn) General Motors filed for Chapter 11 bankruptcy on June 1, 2009. This security is no longer accruing interest and $63,743 of interest was written off during the period.

(oo) Glitnir Banki HF Bonds due 10/15/08 are in default. During the period, $2,819 of interest was written off.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	2,200	$127,050
United Parcel Service, Inc., Class B	1,300	73,411
		200,461

Biotechnology - 2.7%
Genzyme Corp.*	2,600	147,498
Gilead Sciences, Inc.*	1,700	79,186
		226,684

Capital Markets - 6.5%
Bank of New York Mellon Corp.	2,888	83,723
Charles Schwab Corp.	6,800	130,220
Franklin Resources, Inc.	1,500	150,900
Goldman Sachs Group, Inc.	1,000	184,350
		549,193

Chemicals - 4.4%
Air Products & Chemicals, Inc.	2,400	186,192
Ecolab, Inc.	4,100	189,543
		375,735

Commercial Banks - 3.2%
SunTrust Banks, Inc.	5,800	130,790
Wells Fargo & Co.	3,000	84,540
Zions Bancorporation	2,850	51,215
		266,545

Communications Equipment - 6.8%
Cisco Systems, Inc.*	12,800	301,312
QUALCOMM, Inc.	6,100	274,378
		575,690

Computers & Peripherals - 9.2%
Apple, Inc.*	1,950	361,471
Hewlett-Packard Co.	8,900	420,169
		781,640

Electrical Equipment - 0.9%
Emerson Electric Co.	2,000	80,160

Energy Equipment & Services - 5.5%
Cameron International Corp.*	2,900	109,678
FMC Technologies, Inc.*	2,800	146,272
Noble Corp.	3,500	132,860
Smith International, Inc.	2,700	77,490
		466,300

Food & Staples Retailing - 6.0%
Costco Wholesale Corp.	1,900	107,274
CVS Caremark Corp.	9,600	343,104
Sysco Corp.	2,400	59,640
		510,018

Gas Utilities - 1.6%
Questar Corp.	3,600	135,216

Health Care Equipment & Supplies - 8.7%
DENTSPLY International, Inc.	4,300	148,522
St. Jude Medical, Inc.*	4,400	171,644
Stryker Corp.	6,500	295,295
Varian Medical Systems, Inc.*	2,900	122,177
		737,638

Health Care Providers & Services - 2.0%
Laboratory Corp. of America Holdings*	2,600	170,820

Household Products - 3.2%
Procter & Gamble Co.	4,600	266,432

Insurance - 2.3%
Aflac, Inc.	4,600	196,604

Internet & Catalog Retail - 1.0%
NetFlix, Inc.*	1,800	83,106

Internet Software & Services - 3.9%
Google, Inc.*	670	332,219

Machinery - 1.9%
Danaher Corp.	1,500	100,980
Deere & Co.	1,300	55,796
		156,776

Media - 2.3%
Omnicom Group, Inc.	5,300	195,782

Multiline Retail - 4.0%
Kohl's Corp.*	2,500	142,625
Target Corp.	4,100	191,388
		334,013

Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	1,000	83,510

Pharmaceuticals - 4.6%
Allergan, Inc.	1,700	96,492
Novartis AG (ADR)	5,800	292,204
		388,696

Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	12,600	246,582
Linear Technology Corp.	2,300	63,549
		310,131

Software - 3.0%
Microsoft Corp.	9,650	249,839

Specialty Retail - 7.6%
GameStop Corp.*	7,900	209,113
Lowe's Co.'s, Inc.	5,700	119,358
Staples, Inc.	13,400	311,148
		639,619

Trading Companies & Distributors - 0.5%
Fastenal Co.	1,200	46,440

Total Equity Securities (Cost $8,202,739)		8,359,267

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 10/1/09	$150,761	150,761

Total Time Deposit (Cost $150,761)		150,761

TOTAL INVESTMENTS (Cost $8,353,500) - 100.7%		8,510,028
Other assets and liabilities, net - (0.7%)		(56,191)
NET ASSETS - 100%		$8,453,837

* Non-income producing security.

Abbreviations: ADR: American Depositary Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios, five of which are reported herein. The Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, the net assets of the Summit Mutual Funds, Inc. Summit Pinnacle Bond Portfolio merged into the Calvert Variable Series, Inc. Calvert Income Portfolio. The merger was accomplished by a tax-free exchange of 1,306,366 shares of the Calvert Income Portfolio (valued at $18,053,983) for 496,985 shares of the Summit Pinnacle Bond Portfolio outstanding at December 12, 2008. The Summit Pinnacle Bond Portfolio's net assets as of December 12, 2008, including $2,167,313 of unrealized depreciation, were combined with those of the Calvert Income Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

The Social International Equity Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2009:
	Market Value	% of Net Assets
Balanced	$14,681,615	4.8%
Income	7,029,789	11.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2009:
Mid Cap Growth	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$30,603,651	-	-	$30,603,651
Other debt obligations	-	$715,938	-	715,938
TOTAL	$30,603,651	$715,938	-	$31,319,589

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$12,527,831		-	$12,527,831
Other debt obligations	-	$677	-	677
TOTAL	$12,527,831	$677	-	$12,528,508

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.
Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,359,267	-	-	$8,359,267
Other debt obligations	-	$150,761	-	150,761
TOTAL	$8,359,267	$150,761	-	$8,510,028

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Income	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Grand Total
Asset-Backed Securities	-	$1,904,417	-	$1,904,417
Collateralized Mortgage-Backed Obligations (Privately Originated)	-	1,318,962	$147,181	1,466,143
Commercial Mortgage-Backed Securities	-	4,359,369	290,500	4,649,869
Corporate Bonds	-	25,751,899	5,742,576	31,494,475
Taxable Municipal Obligations	-	8,337,633	-	8,337,633
U.S. Government Obligations	-	3,690,584	727,500	4,418,084
Equity securities	$303,144	-	122,032	425,176
Other debt obligations	-	8,379,401	-	8,379,401
TOTAL	$303,144	$53,742,265	$7,029,789	$61,075,198

Other financial instruments *	($148,534)	-	-	($148,534)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Income	Equity Securities	Corporate Debt	Asset Backed Securities
Balance as of 12/31/08	$54,035	$12,320,667	$223,980
Accrued discounts/premiums	-	120,264	-
Realized gain (loss)	(27)	(1,117,279)	-
Change in unrealized appreciation (depreciation)	68,024	3,238,033	11,822
Net purchases (sales)	-	(4,442,426)	-
Transfers in and/ or out of Level 3	-	(4,376,683)	(235,802)
Balance as of 9/30/09	$122,032	$5,742,576	$-
Income (cont.)	Commercial Mortgage-Backed Securities	Collateralized Mortgage-Backed Obligations (Privately Originated)	U.S. Government Obligations	Total
Balance as of 12/31/08	-	-	$250,593	$12,849,275
Accrued discounts/premiums	-	-	-	120,264
Realized gain (loss)	-	-	-	(1,117,306)
Change in unrealized appreciation (depreciation)	-	-	(48,093)	3,269,786
Net purchases (sales)	-	-	-	(4,442,426)
Transfers in and/ or out of Level 3	$290,500	$147,181	525,000	(3,649,804)
Balance as of 9/30/09	$290,500	$147,181	$727,500	$7,029,789

For the nine months ended September 30, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $3,390,705.
Balanced	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$188,412,188	-	$1,220,000	$189,632,188
Asset backed securities	-	$980,865	-	980,865
Collateralized mortgage-backed obligations	-	2,148,999	-	2,148,999
Commercial mortgage-backed securities	-	7,962,379	1,245,000	9,207,379
Corporate debt	-	35,567,246	10,267,365	45,834,611
Municipal obligations	-	25,496,217	-	25,496,217
U.S. government obligations	-	9,065,967	1,949,250	11,015,217
Other debt obligations	-	18,923,661	-	18,923,661
TOTAL	$188,412,188	$100,145,334	$14,681,615	$303,239,137

Other financial instruments**	($229,091)	-	-	($229,091)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Balanced	Equity Securities	Commercial Mortgage-Backed Securities	Corporate Debt	U.S. Government Obligations	Total
Balance as of 12/31/08	$1,100,780	-	$14,321,202	$1,461,792	$16,883,774
Accrued discounts/premiums	-	-	169,843	10	169,853
Realized gain (loss)	(1,709,366)	-	(1,113,808)	-	(2,823,174)
Change in unrealized appreciation (depreciation)	2,119,220	-	4,179,254	(221,302)	6,077,172
Net purchases (sales)	(290,634)	-	(3,699,128)	108,750	(3,881,012)
Transfers in and/or out of Level 3	-	$1,245,000	(3,589,998)	600,000	(1,744,998)
Balance as of 9/30/09	$1,220,000	$1,245,000	$10,267,365	$1,949,250	$14,681,615

For the nine months ended September 30, 2009, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $6,112,331.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Fund is subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In July 2009, the Financial Accounting Standards Board (FASB) launched the FASB Accounting Standards CodificationTM as the single source of authoritative nongovernmental U.S. generally accepted accounting principles (GAAP). The Codification is effective for interim and annual periods ending after September 15, 2009. All existing accounting standards documents are superseded as described in FASB Statement No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles. All other accounting literature not included in the Codification is nonauthoritative.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:

	EQUITY	MID CAP	INTERNATIONAL EQUITY
Federal income tax cost	$8,382,753	$29,900,556	$12,279,066
Unrealized appreciation	662,655	3,910,767	1,319,740
Unrealized (depreciation)	(535,380)	(2,491,734)	(1,070,298)
Net appreciation (depreciation)	$127,275	$1,419,033	$249,442

	BALANCED	INCOME
Federal income tax cost	$320,374,480	$64,836,982
Unrealized appreciation	21,806,802	2,178,839
Unrealized (depreciation)	(38,942,145)	(5,940,623)
Net appreciation (depreciation)	($17,135,343)	($3,761,784)

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	BALANCED	INCOME	EQUITY	INTERNATIONAL EQUITY
31-Dec-09	-	$1,273,958	-	-
31-Dec-10	-	-	$16,680	-
31-Dec-11	-	75,650	242,391	-
31-Dec-12	-	-	2,240	-
31-Dec-13	-	241,081	-	-
31-Dec-15	-	3,723,351	-	-
31-Dec-16	$35,133,436	1,237,349	-	$4,175,055
	$35,133,436	$6,551,389	$261,311	$4,175,055

EXPIRATION DATE	MID CAP
31-Dec-16	$1,183,132
$1,183,132

Capital loss carryforwards may be utilized to offset future capital gains until expiration.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer Date: November 25, 2009
/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer Treasurer -- Principal Financial Officer Date: November 25, 2009